Leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lease, Cost [Table Text Block]	The following table summarizes lease cost for the six months ended June 30, 2020 (in thousands):

Operating lease costs	$9,408
Variable lease costs	$5,289
Sublease Income	$8,456

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2020 are as follows (in thousands):

Year
2020 *	$13,674
2021	12,236
2022	—
2023	—
2024	—
Thereafter	—
Total lease payments	$25,910
Less: Imputed interest **	(606)
Total present value of operating lease liabilities	$25,304
Less: Short-term portion	(23,981)
Long-term operating lease liabilities	$1,323

*For remaining six months ended December 31, 2020
**Based on incremental borrowing rate of